Net Loss Per Share - Potentially Dilutive Securities (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	160,948,058	154,109,603	161,575,244	150,585,347	136,102,297
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	129,496,639	129,496,639	129,496,639	129,496,639	116,919,732
Warrants to purchase convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	569,093	569,093	569,093	569,093	569,093
Stock options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	25,732,610	23,926,241	26,359,796	20,401,985	18,518,472
Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	5,149,716	117,630	5,149,716	117,630	81,000
Common stock subject to repurchase
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities			0	0	14,000